Employee benefits - Balance sheet location and funded status (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Non-current assets
Other employee-related benefits	$ 22	$ 26
Prepaid pension and other employee benefits	90	68
Current liabilities.
Other employee-related benefits, Current	(30)	(34)
Pension and other employee benefits, Current	(59)	(66)
Non-current liabilities
Other employee-related benefits, Noncurrent	(245)	(255)
Pension and other employee benefits, Noncurrent	(1,834)	(1,924)
Defined pension benefits
Defined Benefit Plan Amounts Recognized in Balance Sheet
Overfunded plans	68	42
Underfunded plans-Current	(16)	(18)
Underfunded plans-Noncurrent	(1,455)	(1,505)
Funded status-underfunded	(1,403)	(1,481)
Non-current assets
Overfunded plans	68	42
Current liabilities.
Underfunded plans-Current	(16)	(18)
Non-current liabilities
Underfunded plans-Noncurrent	(1,455)	(1,505)
Funded status, difference of benefit obligation and plan assets
PBO	10,896	11,224	$ 12,355
Assets	9,493	9,743	10,465
Funded status-underfunded	(1,403)	(1,481)
ABO	10,612	10,924
Assets.	9,493	9,743	10,465
Difference	(1,119)	(1,181)
Defined pension benefits | PBO exceeds assets
Defined Benefit Plan Amounts Recognized in Balance Sheet
Funded status-underfunded	(1,472)	(1,523)
Funded status, difference of benefit obligation and plan assets
PBO	9,892	10,413
Assets	8,420	8,890
Funded status-underfunded	(1,472)	(1,523)
Assets.	8,420	8,890
Defined pension benefits | Assets exceed PBO
Defined Benefit Plan Amounts Recognized in Balance Sheet
Funded status-underfunded	69	42
Funded status, difference of benefit obligation and plan assets
PBO	1,004	811
Assets	1,073	853
Funded status-underfunded	69	42
Assets.	1,073	853
Defined pension benefits | ABO exceeds assets
Funded status, difference of benefit obligation and plan assets
Assets	8,406	7,496
ABO	9,612	8,781
Assets.	8,406	7,496
Difference	(1,206)	(1,285)
Defined pension benefits | Assets exceed ABO
Funded status, difference of benefit obligation and plan assets
Assets	1,087	2,247
ABO	1,000	2,143
Assets.	1,087	2,247
Difference	87	104
Other postretirement benefits
Defined Benefit Plan Amounts Recognized in Balance Sheet
Underfunded plans-Current	(13)	(14)
Underfunded plans-Noncurrent	(134)	(164)
Funded status-underfunded	(147)	(178)
Current liabilities.
Underfunded plans-Current	(13)	(14)
Non-current liabilities
Underfunded plans-Noncurrent	(134)	(164)
Funded status, difference of benefit obligation and plan assets
PBO	147	178	$ 245
Funded status-underfunded	$ (147)	$ (178)